TANGIBLE FIXED ASSETS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
TANGIBLE FIXED ASSETS
Borrowing costs capitalized	$ 9.0	$ 0.7	$ 5.8
Period used to calculate residual values of recycling prices	3 years
Weight of green recycling prices	0.70
Weight of conventional recycling prices	0.30
Minimum
TANGIBLE FIXED ASSETS
Vessel dry-docking interval	24 months
Maximum
TANGIBLE FIXED ASSETS
Vessel dry-docking interval	60 months
Software | Minimum
TANGIBLE FIXED ASSETS
Estimated useful lives	3 years
Software | Maximum
TANGIBLE FIXED ASSETS
Estimated useful lives	5 years
Vessels and capitalized dry-docking
TANGIBLE FIXED ASSETS
Capitalized dry-docking costs	$ 75.1	50.1	65.9
Vessels on short term time charter leases	65.9	13.7	398.8
Vessels
TANGIBLE FIXED ASSETS
Borrowing costs capitalized	$ 0.0	0.0	$ 0.6
Capitalization rate			3.70%
Estimated useful lives	25 years
Other plant and operating equipment | Admini- strative expenses
TANGIBLE FIXED ASSETS
Depreciation expense related to administrative expense	$ 2.5	$ 2.8	$ 2.4
Other plant and operating equipment | Minimum
TANGIBLE FIXED ASSETS
Estimated useful lives	3 years
Other plant and operating equipment | Maximum
TANGIBLE FIXED ASSETS
Estimated useful lives	15 years
Company cars
TANGIBLE FIXED ASSETS
Estimated useful lives	3 years
IT equipment | Minimum
TANGIBLE FIXED ASSETS
Estimated useful lives	3 years
IT equipment | Maximum
TANGIBLE FIXED ASSETS
Estimated useful lives	5 years